SEGMENTED INFORMATION	12 Months Ended
Jan. 31, 2021
SEGMENTED INFORMATION [abstract]
SEGMENTED INFORMATION	20. SEGMENTED INFORMATION

The Company defines its major geographic operating segments as Oregon and Nevada. Due to the jurisdictional cannabis compliance issues ever-present in the industry, each state operation is by nature operationally segmented.

Key decision makers primarily review revenue, cost of sales expense, and gross margin as the primary indicators of segment performance. As the Company continues to expand via acquisition, the segmented information will expand based on management's agreed upon allocation of costs beyond gross margin.

Segmented operational activity and balances are as follows:

January 31, 2021	Oregon	Nevada	Corporate	Consolidated
Total revenue	$2,661,223	$33,466,063	$—	$36,127,286
Gross profit	717,650	17,934,505	—	18,652,155
Operating expenses:
General and administration	(668,041)	(3,506,509)	(2,797,192)	(6,971,742)
Sales, marketing, and promotion	(27,932)	(136,697)	(1,850)	(166,479)
Depreciation and amortization	(393,804)	(1,667,339)	(51,121)	(2,112,264)
Share-based compensation	—	—	(494,435)	(494,435)
Impairment of inventory	(1,384,922)	—	—	(1,384,922)
Interest, accretion, and other	(1,123,018)	(100,028)	(10,039,238)	(11,262,284)
Net profit (loss) before taxes	$(2,880,067)	$12,523,932	$(13,383,836)	$(3,739,971)

Assets	$9,206,964	$26,178,106	$33,424,439	$68,809,509
Liabilities	$2,635,899	$9,696,697	$31,138,412	$43,471,008

January 31, 2020	Oregon	Nevada	Corporate	Consolidated
Total revenue	$5,503,872	$32,201,223	$—	$37,705,095
Gross profit (loss)	(1,006,077)	14,144,123	—	13,138,046
Operating expenses	(2,007,400)	(6,455,101)	(5,856,652)	(14,319,153)
Impairment of goodwill, assets	(26,514,747)	—	—	(26,514,747)
Interest, accretion, and other	(1,540,265)	7,979	387,173	(1,145,113)
Net profit (loss) before taxes	$(31,068,489)	$7,697,001	$(5,469,479)	$(28,840,967)

Assets	$9,646,005	$21,149,800	$30,654,280	$61,450,085
Liabilities	$3,079,174	$4,164,557	$40,626,800	$47,870,531